Schedule H, Line 4(i) – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	41-1857431
Plan number	001
Current Value	$ 1,267,315,757
Participant loans, with interest rates ranging from 4.25% to 9.50%, maturing through September 2040*	17,222,856
Total	$ 1,284,538,613
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Loan interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Loan interest rate	9.50%
Investment, Identifier [Axis]: Allspring Special Small Cap Value A | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 496,920
Investment, Identifier [Axis]: American Century Large Cap Equity R6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,218,713
Investment, Identifier [Axis]: BlackRock MSCI ACWI Ex-U.S. | CCT fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,057,224
Investment, Identifier [Axis]: BlackRock Strategic Global Bond Institutional | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,922,491
Investment, Identifier [Axis]: DWS Real Assets S | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	484,783
Investment, Identifier [Axis]: Fidelity Brokerage Link | Self-directed brokerage account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	34,869,009
Investment, Identifier [Axis]: Fidelity Total Bond Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,373,904
Investment, Identifier [Axis]: Fidelity US Treasury Money Market | Money market fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,646,159
Investment, Identifier [Axis]: Great Gray Europacific Growth Trust R1 | CCT fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	31,162,216
Investment, Identifier [Axis]: JPMorgan Mid Cap Growth Fund R6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,204,588
Investment, Identifier [Axis]: Large Cap Growth III R1 | CCT fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,242,774
Investment, Identifier [Axis]: Large Cap Value Fund CL | CCT fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,201,872
Investment, Identifier [Axis]: Massachusetts Financial Services Mid Cap Value R3 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,462,320
Investment, Identifier [Axis]: Neuberger Berman Small Cap Growth R6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,282,640
Investment, Identifier [Axis]: PIMCO Stable Income Fund II | CCT fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	28,437,282
Investment, Identifier [Axis]: Polaris Inc. common stock | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,738,232
Investment, Identifier [Axis]: T. Rowe Price International Discovery Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,127,781
Investment, Identifier [Axis]: Vanguard Institutional Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	229,794,321
Investment, Identifier [Axis]: Vanguard Mid Cap Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	39,065,268
Investment, Identifier [Axis]: Vanguard Small Cap Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	29,802,941
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 | CCT lifecycle
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,565,042
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 | CCT lifecycle
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	43,117,132
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 | CCT lifecycle
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	75,585,252
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 | CCT lifecycle
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	108,400,529
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 | Common collective trust (CCT) lifecycle
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	132,373,289
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 | CCT lifecycle
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	106,981,248
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 | CCT lifecycle
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	118,304,811
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 | CCT lifecycle
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	102,663,247
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 | CCT lifecycle
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	60,383,649
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 | CCT lifecycle
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,615,815
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 | CCT lifecycle
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,010,121
Investment, Identifier [Axis]: Vanguard Target Retirement Income | CCT lifecycle
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,803,016
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,921,168